Registration Nos. 033-07647
                                                                       811-04782

     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 28, 2008

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-lA

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                                     [X]

Pre-Effective Amendment No.                                                [_]
Post-Effective Amendment No. 110                                           [X]

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                             [X]

Amendment No. 111                                                          [X]
(Check appropriate box or boxes)

                               HSBC INVESTOR FUNDS
               (Exact name of registrant as specified in charter)
                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
                    (Address of principal executive offices)
       Registrant's Telephone Number, including area code: (617) 470-8000

                         Richard A. Fabietti, President
                                452 Fifth Avenue
                            New York, New York 10018
                     (Name and address of agent for service)
                  Please send copies of all communications to:

                              David J. Harris, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                           Washington, D.C. 20006-2401

It is proposed that this filing will become effective:
     [ ] immediately  upon filing  pursuant to paragraph (b) of Rule 485
     [X] on April 4, 2008 pursuant to paragraph (b) of Rule 485
     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ] on [date] pursuant to paragraph (a)(1) of Rule 485
     [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
     [ ] on [date] pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
     [X] this post-effective amendment designates a new effective date for previously filed post-effective amendment.

This post-effective amendment relates only to the HSBC Investor Climate Change Fund, a new series of the Registrant. No disclosure with respect to any other series of the Registrant or of any other registered investment company is modified hereby.

This Post-Effective Amendment No. 110 to the Registration Statement on Form N-1A of HSBC Investor Funds (the "Trust") incorporates by reference the Prospectus and Statement of Additional Information contained in the Trust's Post-Effective Amendment No. 108, which was filed with the Securities and Exchange Commission pursuant to Rule 485(a)(2) under the Securities Act of 1933 on January 16, 2008 in order to establish the HSBC Investor Climate Change Fund.

This Post-Effective Amendment No. 110 is filed to extend the effective date of Post-Effective Amendment No. 108 to April 4, 2008.

                                     PART C
                                Other Information


ITEM 23. EXHIBITS

(a)(1) Amended and Restated Declaration of Trust, with establishments and designations of series and further amendments.(1)

(a)(2) Establishment and designation of series for HSBC Investor Overseas Equity Fund and HSBC Investor Opportunity Fund.(5)

(a)(3) Establishment and designation of series for HSBC Investor Money Market Fund.(10)

(a)(4)  Establishment  and designation of series for HSBC Investor Mid-Cap Fund.
(10)

(a)(5) Establishment and designation of series for HSBC Investor Intermediate Duration Fund (f/k/a HSBC Limited Maturity Fund), and HSBC Investor California Tax-Free Money Market Fund. (11)

(a)(6) Establishment and designation of series for HSBC Investor U.S. Treasury Money Market Fund and HSBC Investor Growth and Income Fund.(11)

(a)(7) Establishment and designation of series for HSBC Investor Growth Fund, HSBC Investor Value Fund and HSBC Investor Cash Management Fund. (15)

(a)(8) Establishment and designation of series for HSBC Investor Tax-Free Money Market Fund.(16)

(a)(9) Establishment and designation of series for HSBC Investor Aggressive Growth Strategy Fund, HSBC Investor Moderate Growth Strategy Fund, HSBC Investor Growth Strategy Fund, HSBC Investor Conservative Growth Strategy Fund and HSBC Investor Conservative Income Strategy Fund. (20)

(a)(10) Establishment and designation of series for HSBC Investor High Yield Fixed Income Fund (f/k/a HSBC Investor High Income Fund). (23)

(a)(11) Amendment to Amended and Restated Declaration of Trust, renaming the HSBC Investor High Income Fund as the HSBC Investor High Yield Fixed Income Fund.(28)

(a)(12) Establishment and designation of series for HSBC Investor Short Duration Fixed Income Fund and HSBC Investor Core Fixed Income Fund and renaming the HSBC Investor Limited Maturity Fund and HSBC Investor Bond Fund as the HSBC Investor Intermediate Duration Fixed Income Fund and HSBC Investor Core Plus Fixed Income Fund, respectively.(25)

(a)(13) Establishment and designation of series for HSBC Investor Global Emerging Markets Fixed Income Fund, HSBC Investor Global Fixed Income Fund (U.S. Dollar Hedged) and HSBC Investor Global Fixed Income Fund.(29)

(a)(14) Establishment and designation of series for HSBC Investor BRIC Equity Fund, HSBC Investor China Equity Fund and HSBC Investor India Equity Fund. (31)

(a)(15) Establishment and designation of series for HSBC Investor Climate Change Fund. (to be filed by Amendment)

(b) By-Laws.(1)

(c) Specimen certificate of shares of beneficial interest of HSBC Investor Funds.(1)

(d)(1) Amended and Restated Master Investment Advisory Contract dated December 10, 2001 between HSBC Investor Portfolios and HSBC Investments (USA) Inc.(26).

(d)(1)(i) Investment Advisory Contract Supplements regarding HSBC Investor Core Fixed Income Portfolio and HSBC Investor Short Duration Portfolio.(25)

(d)(1)(ii) Investment Advisory Contract Supplements regarding HSBC Investor Intermediate Duration Fixed Income Portfolio (formerly HSBC Investor Limited Maturity Portfolio), HSBC Investor Core Plus Fixed Income Portfolio (formerly HSBC Investor Fixed Income Portfolio), HSBC Investor International Equity Portfolio and HSBC Investor Opportunity Portfolio (f/k/a Small Cap Equity Portfolio).(26)

(d)(1)(iii) Investment Advisory Contract Supplement regarding HSBC Investor High Yield Fixed Income Portfolio (formerly HSBC Investor High Income Portfolio).
(28)

(d)(1)(iv) Investment Advisory Contract Supplements regarding HSBC Investor Growth Portfolio and HSBC Investor Value Portfolio.(15)

(d)(2) Amended and Restated Master Investment Advisory Contract dated March 1, 2001 between HSBC Investor Funds and HSBC Investments (USA) Inc.(13)

(d)(2)(i) Investment Advisory Contract Supplements regarding HSBC Investor Growth and Income Fund and HSBC Investor U.S. Treasury Money Market Fund.(11)

(d)(2)(ii) Investment Advisory Contract Supplements regarding HSBC Investor Money Market Fund, HSBC Investor U.S. Government Fund, HSBC Investor U.S. Treasury Money Market Fund, HSBC Investor New York Tax-Free Money Market Fund and HSBC Investor New York Tax-Free Bond Fund.(13)

(d)(2)(iii) Investment Advisory Contract Supplement regarding HSBC Investor Cash Management Fund.(15)

(d)(2)(iv) Investment Advisory Contract Supplement regarding HSBC Investor Tax-Free Money Market Fund.(16)

(d)(2)(v) Investment Advisory Contract Supplement regarding HSBC Investor Aggressive Growth Strategy Fund, HSBC Investor Moderate Growth Strategy Fund, HSBC Investor Growth

Strategy Fund, HSBC Investor Conservative Growth Strategy Fund and HSBC Investor Conservative Income Strategy Fund.(20)

(d)(2)(vi) Investment Advisory Contract Supplement regarding HSBC Investor Global Emerging Markets Fixed Income Fund, HSBC Investor Global Fixed Income Fund (U.S. Dollar Hedged) and HSBC Investor Global Fixed Income Fund (collectively, the "Global Fixed Income Funds").(30)

(d)(2)(vii) Investment Advisory Contract Supplement regarding HSBC Investor BRIC Equity Fund, HSBC Investor China Equity Fund and HSBC Investor India Equity Fund.(32)

(d)(2)(viii) Form of Investment Advisory Contract Supplement regarding HSBC Investor Climate Change Fund. (filed herewith)

(d)(3) Subadvisory Agreement between Westfield Capital Management, LLC, Inc. and HSBC Investments (USA) Inc. regarding HSBC Investor Small Cap Equity Portfolio.
(14)

(d)(4) Subadvisory Agreement between NWQ Investment Management Co., LLC and HSBC Investments (USA) Inc. regarding HSBC Investor Value Portfolio.(33)

(d)(5)  Subadvisory  Agreement  between  Waddell  & Reed  Investment  Management
Company  and  HSBC  Investments  (USA)  Inc.   regarding  HSBC  Investor  Growth
Portfolio.(21)

(d)(6) Subadvisory Agreement between AllianceBernstein Investment Research and Management and HSBC Investments (USA) Inc. regarding HSBC Investor International Equity Portfolio.(22)

(d)(7) Subadvisory Agreement between Transamerica Investment Management, LLC and HSBC Investments (USA) Inc. regarding HSBC Investor Growth and Income Fund. (25)

(d)(8)  Subadvisory   Agreement  between  Munder  Capital  Management  and  HSBC
Investments (USA) Inc. regarding HSBC Investor Mid-Cap Fund.(30)

(d)(9) Fee Waiver Agreement between HSBC Investments (USA) Inc. and HSBC Investor Funds, on behalf of the HSBC Investor Growth and Income Fund and HSBC Investor Mid-Cap Fund.(30)

(d)(10) Fee Waiver Agreement between HSBC Investments (USA) Inc. and HSBC Investor Funds, on behalf of the HSBC Investor BRIC Equity Fund, HSBC Investor China Equity Fund and HSBC Investor India Equity Fund.(32)

(d)(11) Subadvisory Agreement between HSBC Investments (USA) and Halbis Capital Management (USA) Inc. regarding the HSBC Investor Intermediate Duration Portfolio, HSBC Investor Core Plus Fixed Income Portfolio, HSBC Investor High Yield Fixed Income Portfolio, HSBC Investor Short Duration Portfolio and HSBC Investor Core Fixed Income Portfolio (collectively, the "Fixed Income Portfolios").(30)

(d)(12) Sub-Advisory Agreement between HSBC Investments (USA) and Halbis Capital Management (USA) Inc. regarding HSBC Investor New York Tax-Free Bond Fund.(30)

(d)(13) Sub-Advisory Agreement between HSBC Investments (USA) and Halbis Capital Management (USA) Inc. regarding the HSBC Investor Global Emerging Markets Fixed Income Fund, HSBC Investor Global Fixed Income Fund (U.S. Dollar Hedged) and HSBC Investor Global Fixed Income Fund (collectively, the "Global Fixed Income Funds").(30)

(d)(14) Form of Sub-Advisory Agreement Between HSBC Investments (USA) and Halbis Capital Management (Hong Kong) Limited regarding HSBC Investor China Equity Fund. (filed herewith)

(d)(15) Form of Sub-Advisory Agreement between HSBC Investments (USA) and HSBC Investments (Singapore) Limited regarding HSBC Investor India Equity Fund. (filed herewith)

(d)(16) Sub-Advisory Agreement between HSBC Investments (USA) and Sinopia Asset Management regarding HSBC Investor BRIC Equity Fund.(33)

(d)(17) Form of Sub-Advisory Agreement between HSBC Investments (USA) and Sinopia Asset Management regarding HSBC Investor Climate Change Fund. (filed herewith)

(e)(1) Form of Selling Agreement.(21)

(e)(2) Form of Dealer Agreement.(21)

(e)(3) Distribution Agreement dated August 1, 2007 between HSBC Investor Funds and Foreside Distribution Services, L.P.(33)

(f) Not applicable.

(g)(1) Custodian Agreement between HSBC Investor Funds and HSBC Bank USA, N.A. (formerly Republic National Bank of New York).(8)

(g)(2) Custodian Agreement between HSBC Investor Portfolios and The Northern Trust Company on behalf of the HSBC Investor Portfolio Funds.(30)

(g)(3) Custodian Agreement between HSBC Investor Funds and The Northern Trust Company on behalf of the various series of HSBC Investor Funds.(30)

(h)(1) Service Agreement.(1)

(h)(2) Amended and Restated Operational Support Services Agreement dated June 16, 2003 between HSBC Investments (USA) Inc. and HSBC Investor Money Market Fund, HSBC Investor U.S. Government Money Market Fund, HSBC Investor New York Tax-Free Money Market Fund, HSBC Investor U.S. Treasury Money Market Fund, HSBC Investor California Tax-Free Money Market Fund, and HSBC Investor Cash Management Fund.(28)

(h)(3) First Amended and Restated Master Services Agreement dated July 1, 2005 among Citi Fund Services Ohio, Inc. (f/k/a BISYS Fund Services Ohio, Inc.), HSBC Investor Funds, HSBC Investor Portfolios and HSBC Advisor Funds
Trust.(28)

(h)(3)(i) Amendment to the First Amended and Restated Master Services Agreement dated December 12, 2005.(27)

(h)(3)(ii) Amendment to the First Amended and Restated Master Services Agreement dated June 4, 2007.(33)

(h)(4) Omnibus Fee Agreement dated April 1, 2003 among Citi Fund Services Ohio Inc. (f/k/a BISYS Fund Services Ohio Inc.), Citi Fund Services (Cayman) Limited (f/k/a Citi Fund Services (Cayman) Limited), HSBC Investor Funds,
HBC Investor Portfolios and HSBC Advisor Funds Trust.(21)

(h)(4)(i) Amendment dated July 1, 2005 to the Omnibus Fee Agreement dated April 1, 2003.(25)

(h)(5)(i) Expense Limitation Agreement as Amended February 28, 2007.(31)

(h)(5)(ii) Expense Limitation Agreement dated March 30, 2007.(32)

(h)(5)(iii) Form of Expense Limitation Agreement. (filed herewith)

(h)(6) Administration Services Agreement dated July 1, 2005 between HSBC Investments (USA) Inc. and HSBC Investor Funds.(25)

(h)(6)(i) Amendment to Administration Services Agreement dated June 4, 2007 between HSBC Investments (USA) Inc. and HSBC Investor Funds.(32)

(h)(7) Sub-Administration Services Agreement between Citi Fund Services Ohio, Inc. (f/k/a BISYS Fund Services Ohio Inc.) and HSBC Investments (USA) Inc. dated July 1, 2005.(25)

(h)(7)(i) Amendment to Sub-Administration Services Agreement dated December 12, 2005.(28)

(h)(7)(ii) Amendment to Sub-Administration Services Agreement dated June 4, 2007.(32)

(h)(8) Compliance Services Agreement dated June 22, 2004 among HSBC Investor Portfolios, HSBC Investor Funds, HSBC Advisor Funds Trust and Citi Fund Services Ohio, Inc. (f/k/a BISYS Fund Services Ohio Inc.)(25)

(h)(8)(i) Amendment to the Compliance Services Agreement dated December 12, 2005.(25)

(h)(9) Form N-Q Services Agreement dated July 1, 2005 among Citi Fund Services Ohio, Inc. (f/k/a BISYS Fund Services Ohio Inc.), HSBC Investor Funds, HSBC Investor Portfolios and HSBC Advisor Funds Trust and HSBC
Investments (USA) Inc.(28)

(i)(1) Opinion and Consent of counsel with respect to the HSBC Investor Climate Change Fund. (to be filed by Amendment)

(j)(1) Power of Attorney dated May 19, 2006.(29)

(l) Not applicable.

(m)(1) Master Distribution Plan relating to Class A Shares dated March 30, 2007.
(32)

(m)(2) Master Distribution Plan relating to Class B Shares dated March 30, 2007.
(32)

(m)(3) Master Distribution Plan relating to Class C Shares dated March 30, 2007.
(32)

(m)(4) Master Distribution Plan relating to Class D Shares dated March 30, 2007.
(32)

(n)(1) Form of Amended and Restated Multiple Class Plan. (filed herewith)

(o) Reserved.

(p)(1) Code of Ethics for HSBC Investor Funds, HSBC Advisor Funds Trust, and HSBC Portfolios.(22)

(p)(2) Amended Code of Ethics for HSBC Investments (USA) Inc.(28)

(p)(3) Amended Code of Ethics for Waddell & Reed Investment  Management Company.
(28)

(p)(4) Amended Code of Ethics for NWQ Investment Research and Management Company, LLC.(28)

(p)(5) Amended Code of Ethics for AllianceBernstein Investment Research and Management(28)

(p)(6) Amended Code of Ethics for Citi Fund Services Ohio, Inc. (f/k/a BISYS Fund Services Ohio Inc.) and Citi Fund Services Limited Partnership (f/k/a BISYS Fund Services Limited Partnership).(31)

(p)(7) Amended Code of Ethics for Westfield Capital Management, LLC.(28)

(p)(8) Amended Code of Ethics for Munder Capital Management.(28)

(p)(9) Amended Code of Ethics for Transamerica Investment Management, LLC.(28)

(p)(10) Code of Ethics for Halbis Capital Management (USA) Inc.(31)

(p)(11) Code of Ethics for Halbis Capital Management (HK) Inc.(32)

(p)(12) Code of Ethics for Sinopia Group.(32)

Notes:

(1) Incorporated herein by reference from post-effective amendment No. 35 to the registration statement on Form N-1A of the Registrant (File no. 33-7647) (the "Registration Statement") as filed with the Securities and Exchange Commission (the "SEC") on January 23, 1996.

(2) Incorporated herein by reference from post-effective amendment No. 29 to the Registration Statement as filed with the SEC on December 20, 1994.

(3) Incorporated herein by reference from post-effective amendment No. 33 to the Registration Statement as filed with the SEC on June 27, 1995.

(4) Incorporated herein by reference from post-effective amendment No. 37 to the Registration Statement as filed with the SEC on April 4, 1996.

(5) Incorporated herein by reference from post-effective amendment No. 39 to the Registration Statement as filed with the SEC on June 17, 1996.

(6) Incorporated herein by reference from post-effective amendment No. 40 to the Registration Statement as filed with the SEC on November 27, 1996.

(7) Incorporated herein by reference from post-effective amendment No. 42 to the Registration Statement as filed with the SEC on January 31, 1997.

(8) Incorporated herein by reference from post-effective amendment No. 63 to the Registration Statement filed with the SEC on March 2, 1999.

(9) Incorporated herein by reference from post-effective amendment No. 67 to the Registration Statement as filed with the SEC on February 29, 2000.

(10) Incorporated herein by reference from post-effective amendment No. 69 to the Registration Statement as filed with the SEC on June 30, 2000.

(11) Incorporated herein by reference from post-effective amendment No. 74 to the Registration Statement as filed with the SEC on December 28, 2000.

(12) Incorporated herein by reference from post-effective amendment No. 75 to the Registration Statement as filed with the SEC on February 28, 2001.

(13) Incorporated herein by reference from post-effective amendment No. 77 to the Registration Statement as filed with the SEC on January 30, 2002.

(14) Incorporated herein by reference from post-effective amendment No. 81 to the Registration Statement filed with the SEC on February 28, 2003.

(15) Incorporated herein by reference from post-effective amendment No. 82 to the Registration Statement filed with the SEC on August 8, 2003.

(16) Incorporated herein by reference from post-effective amendment No. 85 to the Registration Statement as filed with the SEC on December 15, 2003.

(17) Incorporated herein by reference from post-effective amendment No. 86 to the Registration Statement as filed with the SEC on December 15, 2003.

(18) Incorporated herein by reference from post-effective amendment No. 87 to the Registration Statement as filed with the SEC on March 1, 2004.

(19) Incorporated herein by reference from post-effective amendment No. 88 to the Registration Statement as filed with the SEC on September 3, 2004.

(20) Incorporated herein by reference from post-effective amendment No. 89 to the Registration Statement as filed with the SEC on November 17, 2004.

(21) Incorporated herein by reference from post-effective amendment No. 90 to the Registration Statement as filed with the SEC on December 30, 2004.

(22) Incorporated herein by reference from post-effective amendment No. 91 to the Registration Statement as filed with the SEC on February 25, 2005.

(23) Incorporated herein by reference from post-effective amendment No. 92 to the Registration Statement as filed with the SEC on June 15, 2005.

(24) Incorporated herein by reference from post-effective amendment No. 93 to the Registration Statement as filed with the SEC on August 29, 2005.

(25) Incorporated herein by reference from post-effective amendment No. 94 to the Registration Statement as filed with the SEC on December 14, 2005.

(26) Incorporated herein by reference from post-effective amendment No. 77 to the Registration Statement as filed with the SEC on January 30, 2002 of HSBC Investor Portfolios.

(27) Incorporated herein by reference from post-effective amendment No. 17 to the Registration Statement as filed with the SEC on December 14, 2005 of the HSBC Advisor Funds Trust.

(28) Incorporated herein by reference from post-effective amendment No. 95 to the Registration Statement as filed with the SEC on February 28, 2006.

(29) Incorporated herein by reference from post-effective amendment No. 96 to the Registration Statement as filed with the SEC on May 30, 2006.

(30) Incorporated herein by reference from post-effective amendment No. 104 to the Registration Statement as filed with the SEC on February 28, 2007.

(31) Incorporated herein by reference from post-effective amendment No. 105 to the Registration Statement as filed with the SEC on April 13, 2007.

(32) Incorporated herein by reference from post-effective amendment No. 107 to the Registration Statement as filed with the SEC on June 29, 2007.

(33) Incorporated herein by reference from post-effective amendment No. 108 to the Registration Statement as filed with the SEC on January 16, 2008.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not applicable.

ITEM 25. INDEMNIFICATION

Reference is hereby made to Article IV of the Registrant's Declaration of Trust. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such a director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

HSBC Investments (USA) Inc., 452 Fifth Avenue, New York, New York 10018, serves as investment adviser ("Adviser") and is a wholly-owned subsidiary of HSBC Bank USA, Inc., a New York State chartered bank, which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company. Information as to the directors and officers of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-25999) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

Information as to the directors and officers of NWQ Investment Management Co., LLC ("NWQ"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of NWQ in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-61379) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

Information as to the directors and officers of Waddell & Reed Investment Management Company ("Waddell & Reed"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Waddell & Reed in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-40372) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

Information as to the directors and officers of Westfield Capital Management, LLC ("Westfield") together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Westfield in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-34350) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

Information as to the directors and officers of AllianceBernstein Investment Research and Management ("AllianceBernstein"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of AllianceBernstein in the last two years, is included in its application for registration as an investment advisor on Form ADV (File No. 801-57937) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

Information  as  to  the  directors  and  officers  of  Transamerica  Investment
Management, LLC ("Transamerica"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Transamerica in the last two years, is included in its application for registration as an investment advisor on Form ADV (File No. 801-57089) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

Information as to the directors and officers of Munder Capital Management ("Munder"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Munder in the last two years, is included in its application for registration as an investment advisor on Form ADV (File No. 801-48394) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

Information as to the directors and officers of Halbis Capital Management (USA) Inc. ("Halbis"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Halbis in the last two years, is included in its application for registration as an investment advisor on Form ADV (File No.801-64301) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

Information as to the directors and officers of Sinopia Asset Management ("Sinopia"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Sinopia in the last two years, is included in its application for registration as an investment advisor on Form ADV (File No.801-43341) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

Information as to the directors and officers of Halbis Capital  Management (Hong
Kong) Limited ("Halbis HK"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Halbis HK in the last two years, is included in its application for registration as an investment advisor on Form ADV (File No.801-67110) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITERS.

ITEM 27(a) Foreside Distribution Services L.P. ("Foreside" or the "Distributor") acts as principal underwriter for the following investment companies:

American Independence Funds Trust
The Bjurman, Barry Funds
Commonwealth International Series Trust
The Coventry Group
Coventry Funds Trust
First Funds
First Focus Funds, Inc.
Capital One Funds
Greenwich Advisors Trust
HSBC Advisor Funds Trust
HSBC Investor Funds
Pacific Capital Funds
RMR Series Trust
STI Classic Funds
STI Classic Variable Trust
The Blue Fund Group
The Lou Holland Trust
Vintage Mutual Funds, Inc.

Foreside is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Regulatory Authority or "FINRA". Foreside's main address is 100 Summer Street, 15th Floor, Boston, Massachusetts 02110. Office of Supervisory Jurisdiction (OSJ) Branch is at 3435 Stelzer Road, Columbus, Ohio 43219. Foreside is an indirect wholly-owned subsidiary of Foreside Financial Group LLC.

ITEM 27(b) INFORMATION ABOUT DIRECTORS AND OFFICERS OF FORESIDE IS AS FOLLOWS:

NAME                    ADDRESS                                     POSITION WITH UNDERWRITER
----                    -------                                     -------------------------
Mark S. Redman          3435 Stelzer Rd., Columbus, OH  43219       President and Director
Elliott Dobin           100 Summer St., Boston, MA  02110           Secretary
Andrew H. Byer          3435 Stelzer Rd., Columbus, OH  43219       Co-Chief Compliance Officer
Linda C. Carley         100 Summer St, Boston, MA  02110            Co-Chief Compliance Officer
Wayne A. Rose           100 Summer St., Boston, MA  43219           Assistant Chief Compliance Officer
James E. (Ed) Pike      3435 Stelzer Rd., Columbus, OH  43219       Financial and Operations Principal
Richard J. Berthy       Two Portland Sq, Portland, ME  04101        Treasurer, Assistant Secretary and
                                                                    Director

ITEM 27(c) NOT APPLICABLE.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of: HSBC Investments
(USA) Inc., 452 Fifth Avenue, New York, New York 10018; Citi Fund Services Ohio, Inc. (f/k/a BISYS Fund Services Ohio, Inc.) 3435 Stelzer Road, Columbus, Ohio 43219-3035; Citi Fund Services Ohio, Inc. (f/k/a BISYS Fund Services Ohip, Inc.), 100 Summer Street, Suite 1500, Boston, MA 02110; AllianceBernstein Investment Research and Management, 1345 Avenue of the Americas, New York, New York 10105; Westfield Capital Management LLC, 21 Fellow Street, Boston, MA 02119; Waddell & Reed Investment Management Company, 6300 Lamar Ave, Overland Park, KS 66202; NWQ Investment Management Company, LLC, 2049 Century Park East, 4th Floor, Los Angeles, CA 90067, Transamerica Investment Management, LLC, 1150
S. Olive Street, Suite 2700, Los Angeles, California 90015, Munder Capital Management, Munder Capital Center, 480 Pierce Street, Birmingham, Michigan 48009-6063, Halbis Capital Management (USA) Inc, 452 Fifth Avenue, New York, New York 10018, Sinopia Asset Management, Immeuble Ile De France, 4, Palace de la Pyramide, Puteaux France, 92800, Halbis Capital Mangement (Hong Kong) Limited, Level 22, HSBC Main Building, 1 Queen's Road Central, Hong Kong.

ITEM 29. MANAGEMENT SERVICES

Not applicable.

ITEM 30. UNDERTAKINGS

None

                                   SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement on Form N-lA (File No. 333-07647) (the "Registration Statement") to be signed on its behalf by the undersigned, thereto duly authorized on the 28th day of March, 2008.

HSBC INVESTOR FUNDS

By: /s/ Richard A. Fabietti
    ---------------------------
    Richard A. Fabietti
    President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated as of the 28th day of March, 2008.


/s/ Richard A. Fabietti                           /s/ Troy Sheets
-----------------------                           ---------------
Richard A. Fabietti                               Troy Sheets
President                                         Treasurer


Alan S. Parsow*                                   Larry M. Robbins*
Trustee                                           Trustee


Michael Seely*                                    Richard A. Brealey*
Trustee                                           Trustee


Stephen J. Baker*                                 Thomas F. Robards*
Trustee                                           Trustee

*/s/ David J. Harris
--------------------
David J. Harris

*David J. Harris, as attorney-in-fact pursuant to a power of attorney filed as Exhibit (j)(1) to the Registrant's Post-Effective Amendment No. 96 filed on May 30, 2006 (SEC Accession Number 0000950117-06-002455).

                                  EXHIBIT LIST

(d)(2)(viii)  Form of Investment  Advisory  Contract  Supplement  regarding HSBC
              Investor Climate Change Fund.

(d)(14) Form of Sub-Advisory Agreement Between HSBC Investments (USA) and Halbis Capital Management (Hong Kong) Limited regarding HSBC Investor China Equity Fund.

(d)(15) Form of Sub-Advisory Agreement between HSBC Investments (USA) and HSBC Investments (Singapore) Limited regarding HSBC Investor India Equity Fund.

(d)(17) Form of Sub-Advisory Agreement between HSBC Investments (USA) and Sinopia Asset Management regarding HSBC Investor Climate Change Fund.

(h)(5)(iii)   Form of Expense Limitation Agreement.

(n)(1)        Form of Amended and Restated Multiple Class Plan.